DERIVATIVE LIABILITY (Schedule of continuity of derivative liabilities) (Details) - Earn out shares [Member] - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Derivative [Line Items]
Beginning balance	$ 108,233	$ 84,871	$ 239,700
Gain on change in fair value of derivative liability	(22,189)	52,257	451,372
Settlement			(575,136)
Effect of foreign exchange	(1,173)	(4,790)	(7,703)
Ending balance	$ 84,871	$ 27,824	$ 108,233